THE WRIGHT EQUIFUND EQUITY TRUST




          ANNUAL REPORT
          DECEMBER 31, 1999



           WRIGHT EQUIFUND -- HONG KONG/CHINA
           WRIGHT EQUIFUND -- JAPAN
           WRIGHT EQUIFUND -- MEXICO
           WRIGHT EQUIFUND -- NETHERLANDS

THE WRIGHT EQUIFUND EQUITY TRUST
-------------------------------------------------------------------------------



The Wright EquiFund Equity Trust (EquiFund) is an open-end, management investment company, known as a mutual fund, registered as a diversified investment company under the Investment Company Act of 1940. EquiFund consists of four separate and distinct non-diversified series or funds:

    Wright EquiFund -- Hong Kong/China       Wright EquiFund -- Mexico
    Wright EquiFund -- Japan                 Wright EquiFund -- Netherlands


Investment Objective

Each Fund of EquiFund seeks to enhance total investment return (consisting of price appreciation plus income) by investing in a broadly based portfolio of equity securities selected from the publicly traded companies in the National Equity Index for the nation or nations in which each Fund is permitted to invest. Only securities for which adequate public information is available and which could be considered acceptable for investment by a prudent person are included in the National Equity Indexes.



TABLE OF CONTENTS
-------------------------------------------------------------------------------


Investment Objective ......................................Inside Front Cover

Letter To Shareholders .................................................... 1

Management Discussion ......................................................2

Dividend Distributions and Investment Return ...............................6


PORTFOLIOS

Wright EquiFund -- Hong Kong/China..........................................8
Wright EquiFund -- Japan....................................................9
Wright EquiFund -- Mexico..................................................10
Wright EquiFund -- Netherlands.............................................11


FINANCIAL STATEMENTS

Wright EquiFund -- Hong Kong/China.........................................12
Wright EquiFund -- Japan...................................................14
Wright EquiFund -- Mexico..................................................16
Wright EquiFund -- Netherlands.............................................18

Financial Highlights.......................................................20


Notes to Financial Statements .............................................24

LETTER TO SHAREHOLDERS
-------------------------------------------------------------------------------






                                                            February 2000


Dear Shareholders:

     Following last summer's correction, global stock prices rebounded strongly in the fourth quarter, making 1999 the best year for stocks since 1993. Global economic conditions firmed over the course of 1999, led by the U.S. economy. Corporate profit reports generally made for good reading, and inflation remained subdued. The Federal Reserve increased interest rates three times in 1999, and higher rates were also seen in Europe and elsewhere. Despite higher interest rates, global stock markets took on an increasingly confident tone as Y2K neared, with every one of the 29 national markets in the FTSE Actuaries universe advancing in the fourth quarter.

     The new millennium is starting with most of the fundamentals looking good for financial assets. The global economy has come a long way from the crisis of confidence of 18 months ago. The IMF is forecasting that the world economy will grow 3.5% in 2000, while inflation is projected to stay below 2%. On balance, economies around the world are moving toward the model of good growth and low inflation that the U.S. has enjoyed for some time. The spread of capitalism and free markets has helped turn the focus of most countries to building productive enterprise rather than military might. International flows of capital, healthy competition and technical innovation all support a forecast of increasing global prosperity and investment growth.

     This is not to say that there are no uncertainties on the horizon. Real interest rates have already risen over a percentage point in the major markets of the world from their late 1998 lows. Higher rates could begin to have a restraining effect on economic activity. In the U.S., the Fed seems to be aiming for another soft landing but one that leaves the economy on a higher plateau than the former 2.5% target. The European Central Bank, by contrast, has begun tightening with euro-11 GDP growth at 2% in 1999 and projected for 3% in 2000. At the other end of the spectrum, the Bank of Japan voted in early January to maintain a status-quo monetary policy, with interest rates near zero. While the global interest rate outlook is problematic, we look forward to the opportunities and challenges that lie ahead in 2000.

     In every region of the world, technology stocks led the global markets higher in 1999. Perhaps this surge of technology stocks during 1999 was the result of everyone's focus on Y2K; to some extent, it was because of the exponential growth being achieved in Internet businesses. But there may also be an element of speculation in investor interest in tech shares: it may be a case of momentum investing to the nth degree: buying the stocks that have been going up the most (all roads lead to technology). In any case, despite the general improvement in world investment fundamentals, a continuation of the hyper returns in tech stocks - and the 20%-plus annual returns from equities generally
- is unlikely going forward.

     The paragraphs on the following pages discuss the economic, political and market factors affecting the investment performance of the Wright EquiFund Equity Trust during 1999 and prospects for the period ahead.

                                                   Sincerely,

                                                   /s/ Peter M. Donovan

                                                   Peter M. Donovan
                                                   President

MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------

HONG KONG/CHINA

Hong Kong's stock market ended 1999 with a strong showing in December during which the FTSE Actuaries total return index for Hong Kong rose almost 10%. For all of 1999, Hong Kong stocks returned 57%, compared with 40% for the entire Pacific ex Japan region.

In our last Management Discussion in July 1999, we stated that the fund was adversely affected by market timing activities. Despite that, Wright EquiFund-Hong Kong/China experienced a strong fourth quarter of 1999 in which it outperformed the FTSE Hong Kong Index by 2.2% and closed the 1999 year 6.3% behind the benchmark.

Hong Kong is the world's number one economy in terms of economic freedom, even after its return to China. This is according to the Cato Institute, a free-market think tank (which ranked the U.S. #4 after Singapore and New Zealand). Hong Kong's government is considering proposing a sales tax when it discloses its 2000-2001 budget in March. The government is facing its third budget deficit in a row. Many legislators say they will oppose such a tax because it would damage the city's appeal as a shopping destination; the fact that this is an election year may also play a role in the opposition. Hong Kong is showing little sign of getting out of its deflationary spiral, with consumer prices declining 4% in 1999. Although deflation generally reduces demand for loans, the Hong Kong Association of Banks forecasts that bank loans will rise more than 10% this year as economic activity is expected to pick up; bank loans declined 7% in the first ten months of 1999.


JAPAN

Three out of four Japanese questioned in a January survey are dissatisfied with the current political establishment. These results were among the most negative since this annual newspaper survey began in 1978 and cannot be very reassuring to Prime Minister Keizo Obuchi, who must call a general election by October. The loss of job security as a result of efforts to revive the economy is cited as a key reason for the discontent. The government recently seemed to take a step backward from reform. It has delayed, at least until 2002, a proposed change in the corporate tax system that would have encouraged corporate restructuring. Also, earlier proposals to reform the pension system have been watered down.

If investors are becoming discouraged over this waffling on reform, they haven't shown much sign of it yet. The Nikkei 225 rose to 20,000 in early February, its first close above that level in two and a half years. In December, the FTSE total return index for Japan rose 5.7%. For all of 1999, Japan turned in the best stock market returns of the G-7 markets, rising 56% in yen and 72% in U.S. dollars. The Wright EquiFund-Japan had even a better return during 1999. During the fourth quarter, the fund was 19.7% ahead of the benchmark and ended 1999 up 102.9%, a return which was 30.7% ahead of the FTSE Japan index. Since the beginning of the year, the yen has slipped about 5% against the dollar. This decline after the yen's 11% rise last year is welcomed by the government, whose efforts to hold down the value of the yen to encourage exports have had limited success. Japanese officials reportedly would like to have their G-7 partners agree to help keep a lid on the yen, but sources say such joint action is unlikely.

Japan's economic recovery seems to be continuing at a snail's pace. After declining for two months, Japan's industrial production increased 3.8% in November from October, bringing the year-over-year gain for the latest three months to 3.4%; six months earlier, production was declining. The jobless rate fell to a ten-month low of 4.5% in November, although many of the new jobs being created are relatively low paying. Consumers are still cautious; sales at Japan's large retailers fell 2.8% in November from a year earlier. GDP may have declined in the December quarter, and GDP growth of only about 1% is expected over the next year. At its rate-setting meeting on January 17, the Bank of Japan is reported to have voted to keep interest rates near zero.

MEXICO

Mexican stocks proved very rewarding for investors last year. For the fourth quarter of 1999, the FTSE Actuaries total return index for Mexico increased 39% in U.S. dollars, bringing the return for the year to 92%. The Wright EquiFund-Mexico was hampered by its underweighting in Telefonos de Mexico, which at over 33% of the index is the single largest holding in the Mexican benchmark. The SEC diversification rules for open-ended mutual funds sets limitations on maximum exposure per security. Hence, significant outperformance by Telemex can create disparities in performance. Nevertheless, in absolute terms, the Wright EquiFund-Mexico provided investors with a 60.9% dollar return in 1999.

In the early weeks of 2000, Mexican stocks continued to rise. The peso appreciated 4.6% compared to the U.S. dollar last year, helped by and contributing to a good performance on the inflation front. For all of 1999, consumer prices rose 12.3%, which may seem high by U.S. standards; still, it was a big improvement on 1998's 18.6%. For 2000, the government's goal is 10% inflation (although the "whisper number" is in single digits), along with GDP growth of 4.5%. The government has adopted a 10% increase in the minimum wage for 2000 and is also sticking to a tight budget that calls for a deficit of just 1% of GDP this year. The central bank is expected to continue its restrictive policy this year; despite this bias, 28-day interest rates in Mexico declined to 16% from 34% over the course of 1999. In raising its outlook on Mexico's peso debt to "improving" from "stable" recently, Moody's cited the government's conservative fiscal stance.



NETHERLANDS

Dutch stocks slipped back about 1% in the first five weeks of 2000. This comes after the FTSE total return index for the Netherlands increased just about 10% in December, in line with the average for all of Europe. For all of last year, Dutch stocks returned 27% in euros and 8.7% in dollars. The Wright EquiFund-Netherlands ended 1999 with a loss of 4.4%. The majority of the return differential occurred in the fourth quarter when the fund underperformed the benchmark by 8%. This was due to Royal Dutch Shell (RDS), which experienced a big rally due to oil price increases in the fourth quarter. The fund's holding in RDS was significantly below the benchmark due to diversification rule constraints specified by the SEC.

The Dutch government unexpectedly ended the year with a budget surplus of just about one billion euros, the result of higher-than-expected tax revenues. The government plans to use the money to reduce debt and to increase spending on health care, education and police security. In contrast to the situation for several of its euro partners, low unemployment is a problem for the Netherlands. The jobless rate was at a record low 2.7% for the three months through November. The prime minister has gone so far as to suggest that older workers postpone retirement in order to ease the worker shortage. According to the consensus forecast, Dutch GDP growth will hold this year at the 3.4% expected to be reported for 1999.


-------------------------------------------------------------------------------


INVESTORS ARE REMINDED THAT PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS AND THAT INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THERE ARE ADDITIONAL RISKS ASSOCIATED WITH INTERNATIONAL INVESTING SUCH AS CURRENCY FLUCTUATIONS AND POTENTIAL POLITICAL INSTABILITY.

THE WRIGHT EQUIFUND EQUITY TRUST

WRIGHT EQUIFUND - HONG KONG/CHINA
Growth of $10,000 invested 7/1/90* through 12/31/99

                                    Annual Total Return
                            Lst 1 Yr        Lst 5 yr      Since Inception*
EquiFund - Hong Kong/China   51.0%             3.1%             6.0%
Hang Seng Index              74.3%            20.7%            23.8%
FT-World ex US Index         31.8%            12.7%             9.0%

The cumulative total return of a U.S. $10,000 investment in the EQUIFUND - HONG KONG/CHINA at inception on 7/1/90 would have grown to $17,440 by December 31, 1999.

The following plotting points are used for comparison in the total investment return mountain chart.

Date            EquiFund        Hang Seng       FT-World
            Hong Kong/China       Index        ex US Index

07/01/90         $10,000        $10,000          $10,000

12/31/90          $8,280         $9,374           $8,813
12/31/91         $11,123        $13,861           $9,987
12/31/92         $12,929        $18,642           $8,682
12/31/93         $23,830        $41,893          $11,483
12/31/94         $15,005        $29,788          $12,443
12/31/95         $15,250        $38,336          $13,743
12/31/96         $19,515        $53,305          $14,637
12/31/97         $14,195        $44,039          $14,754
12/31/98         $11,547        $43,722          $17,139
12/31/99         $17,440        $76,219          $22,594
--------------------------------------------------------------------------------

THE WRIGHT EQUIFUND  EQUITY TRUST

WRIGHT EQUIFUND - JAPAN
Growth of $10,000 invested 2/1/94* through 12/31/99

                              Annual Total Return
                           Lst 1 Yr     Lst 5 Yr    Since Inception*
EquiFund - Japan             102.9%     8.7%              6.9%
Tokyo SE Index                78.0%     2.7%              2.9%
FT-World ex US Index          31.8%    12.7%             10.6%

The cumulative total return of a U.S.$10,000 investment in the EQUIFUND - JAPAN at inception on 2/1/94 would have grown to $14,817 by December 31, 1999.

The following plotting points are used for comparison in the total investment return mountain chart.

    Date    EquiFund    Tokyo SE    FT-World
              Japan      Index     ex US Index

  02/01/94  $10,000     $10,000     $10,000

  12/31/94   $9,783     $10,409      $9,993
  12/31/95   $8,892     $10,244     $11,037
  12/31/96   $8,082      $8,601     $11,755
  12/31/97   $6,927      $6,168     $11,849
  12/31/98   $7,302      $6,671     $13,764
  12/31/99  $14,817     $11,873     $18,145
--------------------------------------------------------------------------------

THE WRIGHT EQUIFUND  EQUITY TRUST

WRIGHT EQUIFUND - MEXICO
Growth of $10,000 invested 8/1/94* through 12/31/99

                                       Annual Total Return
                                  Lst 1 Yr     Lst 5 Yr   Since Inception*
EquiFund - Mexico                  60.9%         4.1%          -3.1%
Mexican Bolsa IPC Index            88.6%         9.4%           0.6%
FT-World ex US Index               31.8%        12.7%          11.3%

The cumulative total return of a U.S.$10,000 investment in the EQUIFUND- MEXICO at inception on 8/1/94 would have declined to $8,444 by December 31, 1999.

The following plotting points are used for comparison in the total investment return mountain chart.

Date            EquiFund        Mexican Bolsa IPC       FT-World
                 Mexico              Index             ex US Index

08/01/94        $10,000             $10,000              $10,000

12/31/94        $6,909               $6,603               $9,812
12/31/95        $4,604               $4,958              $10,837
12/31/96        $5,869               $5,849              $11,541
12/31/97        $8,356               $8,898              $11,634
12/31/98        $5,247               $5,488              $13,514
12/31/99        $8,444              $10,349              $17,816
--------------------------------------------------------------------------------

THE WRIGHT EQUIFUND  EQUITY TRUST

WRIGHT EQUIFUND - NETHERLANDS
Growth of $10,000 invested 7/1/90* through 12/31/99

                                       Annual Total Return
                                 Lst 1 Yr   Lst 5 yr    Since Inception*
EquiFund - Netherlands            -4.4%       17.4%         10.5%
CBS Total Return General Index    12.0%       25.2%         19.7%
FT-World ex US Index              31.8%       12.7%          9.0%

The cumulative total return of a U.S. $10,000 investment in the EQUIFUND - NETHERLANDS at inception on 7/1/90 would have grown to $25,719 by December 31, 1999.

The following plotting points are used for comparison in the total investment return mountain chart.

    Date      EquiFund    CBS Total Return    FT-World
             Netherlands    General Index    ex US Index

  07/01/90    $10,000          $10,000        $10,000

  12/31/90     $8,570           $9,548         $8,813
  12/31/91     $9,427          $11,197         $9,987
  12/31/92     $8,654          $11,340         $8,682
  12/31/93    $10,344          $15,636        $11,483
  12/31/94    $11,552          $17,898        $12,443
  12/31/95    $13,728          $23,150        $13,743
  12/31/96    $18,704          $30,004        $14,637
  12/31/97    $21,614          $37,350        $14,754
  12/31/98    $26,901          $49,216        $17,139
  12/31/99    $25,719          $55,146        $22,594
--------------------------------------------------------------------------------
   NOTES: *: For comparison with other averages, the investment results are shown from the closest month end since each Fund's inception. The investment results of EquiFund are net of all fees and expenses including withheld dividend taxes charged to the Fund. No fees, expenses or taxes have been deducted from the other averages. The Total Investment Return is the % return of an initial U.S. $10,000 investment made at the beginning of the period to the ending edeemable value assuming all dividends and distributions are reinvested. Past performance is not predictive of future performance.

DIVIDEND DISTRIBUTIONS AND INVESTMENT RETURN
-------------------------------------------------------------------------------




                 N.A.V.    Distri-     Distri-                     Value        12 Month        5 Year           Cum.
  Period           Per     bution      bution       Shares        $1,000       Investment     Investment      Investment
  Ending          Share    $  P/S     in Shares      Owned       Investment      Return         Return          Return
                                                                                             (Annualized)    (Annualized)
---------------------------------------------------------------------------------------------------------------------------------
   WRIGHT EQUIFUND - HONG KONG/CHINA

   6/28/90       $10.00                             100.00      $1,000.00


   Dec. 98         9.21     0.55      0.05814       125.38       1,154.73       -18.65%         -13.49%          1.71%

   Jan 99          8.40                             125.38       1,053.17       -12.60%         -14.10%          0.61%
   Feb 99          8.53                             125.38       1,069.47       -21.92%         -12.26%          0.79%
   Mar 99          9.36                             125.38       1,173.54       -13.73%          -9.27%          1.86%
   Apr 99         10.90                             125.38       1,366.62        11.01%          -6.27%          3.64%
   May 99         10.10                             125.38       1,266.32        18.48%          -8.39%          2.71%
   Jun 99         11.14                             125.38       1,396.71        42.02%          -5.38%          3.82%
   Jul 99         11.04                             125.38       1,384.17        51.12%          -6.40%          3.65%
   Aug 99         11.22                             125.38       1,406.74        74.08%          -6.51%          3.79%
   Sep 99         10.65                             125.38       1,335.27        50.06%          -7.00%          3.18%
   Oct. 99        11.14                             125.38       1,396.71        22.03%          -5.44%          3.65%
   Nov. 99        12.94                             125.38       1,622.39        35.97%           1.11%          5.28%
   Dec. 99        13.91                             125.38       1,744.01        51.03%           3.05%          6.03%


----------------------------------------------------------------------------------------------------------------------------------


   WRIGHT EQUIFUND - JAPAN

   2/14/94       $10.00                             100.00      $1,000.00

   Dec. 98         7.21                             101.28         730.19         5.41%              -          -6.25%

   Jan 99          7.18                             101.28         727.16         0.28%              -          -6.32%
   Feb 99          6.93                             101.28         701.84         0.43%          -7.24%         -6.88%
   Mar 99          7.86                             101.28         796.02        17.31%          -4.54%         -4.43%
   Apr 99          8.14                             101.28         824.38        21.49%          -4.34%         -3.70%
   May 99          7.81                             101.28         790.96        21.46%          -4.94%         -4.40%
   Jun 99          8.65                             101.28         876.03        33.08%          -4.26%         -2.47%
   Jul 99          9.38                             101.28         949.96        43.87%          -2.15%         -0.94%
   Aug 99          9.68                             101.28         980.34        60.53%          -1.55%         -0.36%
   Sep 99         10.61                             101.28       1,074.53        76.83%           0.81%          1.29%
   Oct 99         11.27                             101.28       1,141.37        73.65%           2.05%          2.34%
   Nov 99         12.48                             101.28       1,263.91        80.61%           5.46%          4.13%
   Dec 99         14.63                             101.28       1,481.66       102.91%           8.66%          6.92%
-----------------------------------------------------------------------------------------------------------------------------------

  WRIGHT EQUIFUND - MEXICO

   8/02/94       $10.00                             100.00      $1,000.00

   Dec 98         4.81                             109.09         524.72       -37.21%              -         -13.59%

   Jan 99         4.62                             109.09         503.99       -30.11%              -         -14.37%
   Feb 99         5.17                             109.09         563.99       -24.64%              -         -11.95%
   Mar 99         5.98                             109.09         652.35       -16.25%              -          -8.91%
   Apr 99         6.82                             109.09         743.99        -6.58%              -          -6.15%
   May 99         6.26                             109.09         682.90        -1.73%              -          -7.72%
   Jun 99         6.98                             109.09         761.44        17.31%              -          -5.49%
   Jul 99         6.38                             109.09         695.99         6.16%              -          -7.00%
   Aug 99         6.13                             109.09         668.72        59.64%          -8.92%         -7.62%
   Sep 99         6.13                             109.09         668.72        41.90%          -9.46%         -7.50%
   Oct 99         6.18                             109.09         674.17        27.42%          -8.60%         -7.24%
   Nov 99         7.10                             109.09         774.54        50.74%          -6.14%         -4.68%
   Dec 99         7.74                             109.09         844.35        60.91%           4.09%         -3.08%


---------------------------------------------------------------------------------------------------------------------------------


   WRIGHT EQUIFUND - NETHERLANDS

   6/28/90       $10.00                             100.00      $1,000.00

   Dec 98        11.70    0.477     0.043562       229.92       2,690.09        24.46%          21.07%         12.35%

   Jan 99        10.99                             229.92       2,526.84        14.80%          18.15%         11.52%
   Feb 99        10.69                             229.92       2,457.87         1.23%          17.44%         11.04%
   Mar 99        10.44    0.157     0.014632       233.29       2,435.51        -2.69%          17.44%         10.82%
   Apr 99        11.03                             233.29       2,573.15         1.64%          18.16%         11.41%
   May 99        10.54                             233.29       2,458.84        -7.84%          17.29%         10.73%
   Jun 99        10.59                             233.29       2,470.50        -6.79%          17.62%         10.68%
   Jul 99        10.71                             233.29       2,498.50        -7.95%          17.32%         10.61%
   Aug 99        10.84                             233.29       2,528.82         2.94%          17.35%         10.65%
   Sep 99        10.45                             233.29       2,437.84         6.49%          16.68%         10.12%
   Oct 99        10.40                             233.29       2,426.18         1.59%          15.71%          9.96%
   Nov 99        10.15                             233.29       2,367.86        -5.89%          16.13%          9.59%
   Dec 99         9.82     1.13     0.122693       261.91       2,571.95        -4.39%          17.36%         10.46%


WRIGHT EQUIFUND - HONG KONG/CHINA
-------------------------------------------------------------------------------
Portfolio of Investments as of December 31, 1999


Shares     Description                              Value

-------------------------------------------------------------------------------

DIVERSIFIED - 9.9%
   38,000  Hutchison Whampoa Ltd.               $   552,354
                                                -----------


ELECTRICAL - 4.5%
   38,800  Johnson Electric Holdings-500        $   249,051
                                                -----------



ELECTRONICS - 4.2%
   93,000  Legend Holdings Ltd                  $   230,885
                                                -----------



FINANCIAL - 14.9%
   48,000  Guoco Group Ltd.                     $   146,334
   22,900  Hang Seng Bank                           261,432
   18,980  HSBC Holdings                            266,120
   38,640  Wing Lung Bank                           156,568
                                                -----------
                                                $   830,454
                                                -----------



PRINTING & PUBLISHING - 2.4%
  152,000 South China Morning Post(Hold.) Ltd.  $   131,001
                                                -----------



REAL ESTATE & OTHER FINANCIALS - 13.6%
   21,000  Cheung Kong (Holdings) Ltd.          $   266,755
   34,000  Henderson Land Devel. Co. Ltd.           218,240
   26,193  Sun Hung Kai Properties Ltd.             272,914
                                                -----------
                                                $   757,909
                                                -----------



RECREATION - 3.7%
   30,000  Television Broadcasts Ltd.           $   204,528
                                                -----------



RETAILERS - 5.9%
  127,000  Esprit Holdings Ltd.                 $   137,227
  185,000  Giordano Int'l. Ltd.                     190,378
                                                -----------
                                                $   327,605
                                                -----------



TRANSPORTATION - 3.9%
  122,000  Cathay Pacific Airways Ltd.          $   217,353
                                                -----------



UTILITIES - 23.0%
  147,797  Cable and Wireless HKT Ltd.          $   426,813
   60,000  China Telecom (Hong Kong) Ltd.           375,096
   48,000  CLP Holdings Ltd.                        221,045
  105,088  Hong Kong & China Gas Co.                143,965
   36,321  Hong Kong Electric Holdings Ltd.         113,532
                                                -----------
                                                $ 1,280,451
                                                -----------



MISCELLANEOUS - 9.8%
   76,000  Citic Pacific Ltd.                   $   285,953
  102,000  Li & Fung Ltd.                           255,853
                                                -----------
                                                $   541,806
                                                -----------



WARRANTS - 0.0%
    9,078  Hong Kong & China Gas*               $         0
                                                -----------




Total Investments
(identified cost, $3,142,935) - 95.8%           $ 5,323,397


Other Assets, Less Liabilities - 4.2%               235,094
                                                -----------



Net Assets - 100.0%                             $ 5,558,491
                                                ============


* Non-income producing security.




See notes to financial statements

WRIGHT EQUIFUND - JAPAN
-------------------------------------------------------------------------------
Portfolio of Investments as of December 31, 1999


Shares     Description                              Value
-------------------------------------------------------------------------------

AUTOMOTIVE - 5.7%
   3,000   Honda Motor Co. Ltd.                 $   111,459
   5,000   Toyota Motor Corp.                       241,983
                                                -----------
                                                $   353,442
                                                -----------


CHEMICALS - 3.5%
   5,000   Shin-Etsu Chemical Co., Ltd.         $   215,096
                                                -----------



DRUGS, COSMETICS & HEALTHCARE - 3.8%
   3,000   Taisho Pharmaceutical Co. Ltd.       $    87,994
   3,000   Takeda Chemical Industries Ltd.          148,123
                                                -----------
                                                $   236,117
                                                -----------


ELECTRONICS - 36.9%
   1,000   Hirose Electronics Co., Ltd.         $   223,993
     350   Keyence Corp.                            142,012
   1,400   Kyocera Corp.                            362,730
   1,000   Matsushita Communications Inds.          263,981
   2,000   Murata Mfg. Co. Ltd.                     469,300
   1,000   Rohm Company Ltd.                        410,637
   1,000   Sony Corporation                         296,246
   2,000   Taiyo Yuden Co., Ltd.                    118,498
                                                -----------
                                                $ 2,287,397
                                                -----------


FINANCIAL - 3.6%
  16,000   Bank of Tokyo-Mitsubishi, Ltd.       $   222,761
                                                -----------



MACHINERY & EQUIPMENT - 7.1%
   6,000   Canon Inc.                           $   238,170
   1,000   Fanuc Ltd.                               127,200
   4,000   Ricoh Company, Ltd.                       75,322
                                                -----------
                                                $   440,692
                                                -----------


PRINTING & PUBLISHING - 2.6%
  10,000   Dai Nippon Printing Co. Ltd.         $   159,366
                                                -----------



REAL ESTATE & OTHER FINANCIALS - 4.4%
    1,000  Acom Co., Ltd.                       $    97,868
    1,000  Promise Co., Ltd.                         50,841
    1,000  Takefuji Corporation                     125,049
                                                -----------
                                                $   273,758
                                                -----------



RETAILERS - 11.6%
   2,460   FamilyMart Co., Ltd.                 $   163,551
   3,000   Seven-Eleven Japan Co., Ltd.             475,166
     500   Shimamura Co., Ltd.                       79,194
                                                -----------
                                                $   717,911
                                                -----------


UTILITIES - 11.1%
      50   Japan Telecom Co., Ltd.              $   200,430
      60   NTT Japan Corporation                    137,857
      90   NTT Mobile Communications                345,815
                                                -----------
                                                $   684,102
                                                -----------


MISCELLANEOUS - 4.6%
     200   Bellsystem24 Inc.                    $   219,007
   2,000   Meitec Corporation                        63,551
                                                -----------
                                                $   282,558
                                                -----------


Total Investments
(identified cost, $3,012,825) - 94.9%           $ 5,873,200


Other Assets, Less Liabilities - 5.1%               316,806
                                                -----------



Net Assets - 100.0%                             $ 6,190,006
                                                =============




See notes to financial statements

Wright EquiFund - Mexico
-------------------------------------------------------------------------------
Portfolio of Investments as of December 31, 1999


Shares     Description                              Value
-------------------------------------------------------------------------------

BEVERAGES - 17.0%
  88,000   Fomento Economico Mexicano           $   392,038
 198,000   Grupo Continental SA - Ser CP            287,773
 220,000   Grupo Modelo SA de Mxp Ser C             602,422
 136,000   Pepsi-Gemex SA de CV                     140,082
                                                -----------
                                                $ 1,422,315
                                                -----------



CONSTRUCTION - 9.8%
  52,700   Apasco SA                            $   327,467
  66,490   Cemex SA - CPO                           371,140
 171,000   Grupo Cementos Chihuahua-B               126,066
                                                -----------
                                                $   824,673
                                                -----------



DIVERSIFIED - 14.2%
  76,213   Alfa SA-A                            $   357,186
 290,000   Desc Sociedad de Fomento Indl.*          238,231
  75,100   Grupo Carso SA                           373,325
  70,000   Grupo Industrial Saltillo SA             223,381
                                                -----------
                                                $ 1,192,123
                                                -----------



FINANCIAL - 7.7%
 162,000   Grupo Financie. Banamex Accival SA   $   648,341
                                                -----------



FOOD - 5.8%
 157,092   Grupo Industrial Bimbo-Ser A         $   349,921
 284,000   Grupo Industrial Maseca SA de CV         139,981
                                                -----------
                                                $   489,902
                                                -----------



METAL PRODUCERS - 3.0%
  87,000   Industrias Penoles SA de CV          $   250,142
                                                -----------



METAL PRODUCTS MFRS. - 2.5%
  16,000   Tubos de Acero de Mexico SA          $   210,469
                                                -----------



PAPER - 4.4%
  95,000   Kimberly Clark de Mexico SA de CV    $   370,195
                                                -----------



RECREATION - 4.8%
  12,000   Grupo Televisa SA-Ser CPO            $   404,423
                                                -----------



RETAILERS - 12.8%
 194,920   Cifra SA de CV B                     $   390,045
 233,000   Controladora Coml Mexicana SA            311,648
  80,000   Organizacion Soriana SA de CV            366,509
                                                -----------
                                                $ 1,068,202
                                                -----------


UTILITIES - 17.1%
  21,000   Carso Global Telecom-A-1             $   196,840
 221,500   Telefonos de Mexico SA de CV           1,236,388
                                                -----------
                                                $ 1,433,228
                                                -----------


MISCELLANEOUS - 3.9%
  56,000   Savia SA de CV                       $   323,791
                                                -----------


Total Investments
(identified cost, $5,504,406) - 103.0%          $ 8,637,804


Other Assets, Less Liabilities - (3.0%)           (250,876)
                                                -----------



Net Assets - 100.0%                             $ 8,386,928
                                                ============


* Non-income producing security.

See notes to financial statements

WRIGHT EQUIFUND - NETHERLANDS
-------------------------------------------------------------------------------
Portfolio of Investments as of December 31, 1999


Shares     Description                              Value
-------------------------------------------------------------------------------

BEVERAGES - 4.6%
   8,245   Heineken NV                          $   402,257
                                                -----------


CHEMICALS - 4.4%
   7,560   Akzo Nobel N.V                       $   379,349
                                                -----------



CONSTRUCTION - 3.3%
  13,542   Hollandsche Beton Groep NV           $   129,627
   9,666   Volker Wessels Stevin                    158,266
                                                -----------
                                                $   287,893
                                                -----------



ELECTRONICS - 8.9%
   3,300   Equant NV*                           $   374,737
   2,912   Koninklijke Philips Electronics NV       396,108
                                                -----------
                                                $   770,845
                                                -----------



FINANCIAL - 4.5%
  15,793   ABN Amro Holdings NV                 $   394,643
                                                -----------



FOOD - 14.1%
  14,620   CSM N.V. Cert.                       $   312,300
  16,522   Unilever N.V.                            912,953
                                                -----------
                                                $ 1,225,253
                                                -----------



MACHINERY & EQUIPMENT - 2.4%
  12,621   Oce-Van Der Grinten                  $   213,390
                                                -----------



METAL PRODUCTS MANUFACTURERS - 2.6%
   8,297   Hunter Douglas NV                    $   225,721
                                                -----------



OIL, GAS & COAL - 14.9%
  21,100   Royal Dutch Petroleum Co.            $ 1,293,693
                                                -----------



PRINTING & PUBLISHING - 10.5%
  12,190   Telegraaf (Holdingsmij) - CVA        $   270,218
   8,810   VNU NV                                   463,200
   5,280   Wolters Kluwer NV                        178,756
                                                -----------
                                                $   912,174
                                                -----------

REAL ESTATE & OTHER FINANCIALS - 14.1%
   4,154   Aegon NV                             $   401,396
  11,018   Fortis (NL) NV                           396,887
   7,097   ING Groep NV.                            428,627
                                                -----------
                                                $ 1,226,910
                                                -----------


RETAILERS - 6.8%
   6,800   Koninklijke Ahold NV                 $   201,371
  14,658   Vendex International                     389,912
                                                -----------
                                                $   591,283
                                                -----------


UTILITES - 5.6%
   4,970   Koninklijke NV                       $   485,253
                                                -----------



MISCELLANEOUS - 5.6%
   6,583   Ahrend NV                            $    92,531
   5,761   Fugro NV                                 214,196
   5,000   IHC Caland NV                            182,627
                                                -----------
                                                $   489,354
                                                -----------


Total Investments
(identified cost, $6,536,668) - 102.3%          $ 8,898,018

Other Assets, Less Liabilities - (2.3%)           (201,817)
                                                -----------


Net Assets - 100.0%                             $ 8,696,201
                                                ============


* Non-income producing security.



See notes to financial statements

WRIGHT EQUIFUND - HONG KONG/CHINA
-------------------------------------------------------------------------------

                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 1999
-------------------------------------------------------------------------------


ASSETS:

   Investments--
     Identified cost......................     $ 3,142,935
     Unrealized appreciation..............       2,180,462
                                               ------------
       Total value (Note 1A)..............     $ 5,323,397

   Cash...................................         322,564
   Receivable for fund shares sold........          50,000
   Receivable from Investment Adviser.....           4,530
   Dividends receivable...................             499
                                               ------------
     Total Assets.........................     $ 5,700,990
                                               ------------


LIABILITIES:

   Payable for investments purchased......     $   120,836
   Payable for fund shares reacquired.....          14,979
   Payable for open forward foreign currency
     exchange contracts (Notes 1I & 7)....              64
   Accrued expenses.......................           6,620
                                               ------------
     Total Liabilities....................     $   142,499
                                               ------------

NET ASSETS................................     $ 5,558,491
                                               =============

NET ASSETS CONSIST OF:

Paid-in capital...........................     $ 5,210,719
Accumulated net realized loss on investment
   and foreign currency transactions
   (computed on the basis of identified cost)   (2,347,984)
Unrealized appreciation of investments and
   translation of assets and liabilities in foreign currencies (computed on the basis of
   identified cost).......................       2,180,430
Undistributed net investment income.......         515,326
                                               ------------
   Net assets applicable to
     outstanding shares...................     $  5,558,491
                                               =============
SHARES OF BENEFICIAL INTEREST
   OUTSTANDING............................         399,584
                                               =============
NET ASSET VALUE, OFFERING PRICE,
   AND REDEMPTION PRICE PER SHARE
   OF BENEFICIAL INTEREST (NOTE 10).......          $13.91
                                               =============



                             STATEMENT OF OPERATIONS

                      For the Year Ended December 31, 1999
-------------------------------------------------------------------------------


INVESTMENT INCOME:

Income--
   Dividends..............................     $   167,252
   Less foreign taxes.....................            (650)
                                               ------------
       Total investment income............     $   166,602
                                               ------------

Expenses--
   Investment Adviser fee (Note 2)........     $    37,774
   Administrator fee (Note 2).............           5,063
   Compensation of Trustees not employed by
     the Investment Adviser or Administrator
     (Note 2).............................           3,424
   Custodian fee (Note 1E)................          39,327
   Transfer & dividend disbursing agent fees         9,634
   Distribution expenses (Note 3).........          12,591
   Audit fees.............................          18,073
   Legal services.........................           5,553
   Registration costs.....................          16,917
   Interest expense.......................           4,766
   Printing...............................           1,814
   Miscellaneous..........................           2,066
                                               ------------
       Total expenses.....................     $   157,002
                                               ------------


Deduct--
   Reduction of Investment Adviser
     fee (Note 2).........................     $    22,774
   Allocation of expenses to the
     Investment Adviser (Note 2)..........           4,530
   Reduction of distribution expense
     by Principal Underwriter (Note 3)....          12,591
   Reduction of Custodian fee (Note 1E)...          16,842
                                               ------------
       Total deducted.....................     $    56,737
                                               ------------
       Net expenses.......................     $   100,265
                                               ------------
          Net investment income...........     $    66,337
                                               ------------



REALIZED AND UNREALIZED GAIN:

Net realized gain on investment and foreign
   currency transactions
  (identified cost basis).................     $ 1,483,804
Change in unrealized appreciation of investments
   and translation of assets and liabilities in
   foreign currencies.....................         888,627
                                               ------------
   Net realized and unrealized gain.......     $ 2,372,431
                                               ------------

   Net increase in net assets from
    operations ...........................     $ 2,438,768
                                               =============



See notes to financial statements

Wright EquiFund - Hong Kong/China
-----------------------------------------------------------------------------


                   STATEMENTS OF CHANGES IN NET ASSETS
          --------------------------------------------------
                                                    Year Ended December 31
                                                   ------------------------
                                                   1999                1998
-------------------------------------------------------------------------------


     INCREASE (DECREASE) IN NET ASSETS:

       From operations --
         Net investment income ................. $   66,337       $    145,167
         Net realized gain (loss)...............  1,483,804         (2,557,232)
         Change in unrealized appreciation......    888,627          2,157,556
                                                 -----------       -----------

           Increase (decrease) in net assets
             from operations...................  $ 2,438,768       $  (254,509)

       Distributions to shareholders from
             net investment income.............        -              (299,066)
       Distributions to shareholders
            from paid-in capital...............        -              (175,733)
       Undistributed net investment income
            included in price of shares
            sold and redeemed (Note 1D)........        -               333,820
       Net increase (decrease) from fund share
            transactions (exclusive of amounts
             allocated to net investment
             income)  (Note 4).................     (4,763,210)      1,320,868
                                                   ------------     -----------

         Net increase (decrease) in net assets..  $ (2,324,442)   $    925,380


     NET ASSETS:

       At beginning of year.....................     7,882,933       6,957,553
                                                    -----------     -----------

       At end of year..........................   $  5,558,491     $  7,882,933
                                                   ===========      ===========


     UNDISTRIBUTED NET INVESTMENT
       INCOME INCLUDED IN NET ASSETS AT
       END OF YEAR..............................  $    515,326     $    324,025
                                                   ===========      ===========




See notes to financial statements





WRIGHT EQUIFUND - JAPAN
-------------------------------------------------------------------------------

                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 1999
-------------------------------------------------------------------------------


ASSETS:

   Investments--
     Identified cost......................     $ 3,012,825
     Unrealized appreciation..............       2,860,375
                                               ------------
       Total value (Note 1A)..............     $ 5,873,200

   Cash...................................         278,039
   Receivable for fund shares sold........          50,991
   Receivable from Investment Adviser.....           5,665
   Dividends receivable...................             465
   Tax reclaim receivable.................              29
                                               ------------
     Total Assets.........................     $ 6,208,389
                                               ------------


LIABILITIES:

   Payable for fund shares reacquired.....     $    12,819
   Accrued expenses.......................           5,564
                                               ------------
     Total Liabilities....................     $    18,383
                                               ------------

NET ASSETS................................     $ 6,190,006
                                               =============

NET ASSETS CONSIST OF:

Paid-in capital...........................     $ 6,421,278
Accumulated net realized loss on investment
   and foreign currency transactions
   (computed on the basis of identified cost)   (3,030,844)
Unrealized appreciation of investments and
   translation of assets and liabilities in foreign
   currencies (computed on the basis of
   identified cost).......................       2,860,314
Distributions in excess of net investment
   income.................................         (60,742)
                                               ------------

   Net assets applicable to outstanding
    shares................................    $   6,190,006
                                               =============

SHARES OF BENEFICIAL INTEREST
   OUTSTANDING............................         423,194
                                               =============
NET ASSET VALUE, OFFERING PRICE,
   AND REDEMPTION PRICE PER SHARE
   OF BENEFICIAL INTEREST (NOTE 10).......          $14.63
                                               =============



                             STATEMENT OF OPERATIONS

                      For the Year Ended December 31, 1999
-------------------------------------------------------------------------------


INVESTMENT INCOME:

Income--
   Dividends..............................     $    18,234
   Less foreign taxes.....................          (2,532)
                                               ------------
       Total investment income............     $    15,702
                                               ------------

Expenses--
   Investment Adviser fee (Note 2)........     $    31,243
   Administrator fee (Note 2).............           4,194
   Compensation of Trustees not employed by
     the Investment Adviser or Administrator
     (Note 2).............................           4,230
   Custodian fee (Note 1E)................          34,201
   Transfer & dividend disbursing agent fees         5,829
   Distribution expenses (Note 3).........          10,414
   Audit fees.............................          14,873
   Legal services ........................          11,619
   Registration costs.....................          14,111
   Amortization of organization expenses
     (Note 1F)............................             240
   Interest expense.......................             792
   Printing...............................           2,040
   Miscellaneous..........................           3,842
                                               ------------
       Total expenses.....................     $   137,628
                                               ------------


Deduct--
   Reduction of Investment Adviser
     fee (Note 2).........................     $    31,243
   Allocation of expenses to the
     Investment Adviser (Note 2)..........           5,665
   Reduction of distribution expense by
     Principal Underwriter (Note 3).......          10,414
   Reduction of Custodian fee (Note 1E)...           5,998
                                               ------------
       Total deducted.....................     $    53,320
                                               ------------
       Net expenses.......................     $    84,308
                                               ------------
          Net investment loss.............     $   (68,606)
                                               ------------



REALIZED AND UNREALIZED GAIN:

Net realized gain on investment and foreign
    currency transactions
   (identified cost basis)................     $   910,973
Change in unrealized appreciation of investments
   and translation of assets and liabilities in
   foreign currencies.....................       2,297,298
                                               ------------
   Net realized and unrealized gain.......     $ 3,208,271
                                               ------------

   Net increase in net assets from operations  $ 3,139,665
                                               =============



See notes to financial statements

Wright EquiFund - Japan
-------------------------------------------------------------------------------



                       STATEMENTS OF CHANGES IN NET ASSETS
                 ----------------------------------------------

                                                      Year Ended December 31
                                                    --------------------------
                                                   1999                  1998
-------------------------------------------------------------------------------


     INCREASE (DECREASE) IN NET ASSETS:

       From operations --
         Net investment loss..............   $   (68,606)         $   (70,425)
         Net realized gain (loss).........       910,973             (758,543)
         Change in unrealized appreciation     2,297,298              879,651
                                              -----------           -----------

           Increase in net assets from
             operations...................   $  3,139,665          $   50,683

       Net increase (decrease) from fund
         share transactions...............     (1,314,477)            506,977
                                             -------------          -----------

         Net increase in net assets.......   $  1,825,188          $  557,660


     NET ASSETS:

       At beginning of year...............       4,364,818           3,807,158
                                               -----------          -----------

       At end of year.....................   $   6,190,006          $ 4,364,818
                                              ============          ===========


     DISTRIBUTIONS IN EXCESS OF
     NET INVESTMENT INCOME INCLUDED IN NET
     ASSETS AT END OF YEAR................   $     (60,742)         $   (18,122)
                                              =============         ============




See notes to financial statements

WRIGHT EQUIFUND - MEXICO
-------------------------------------------------------------------------------



                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 1999
-------------------------------------------------------------------------------


ASSETS:

   Investments--
     Identified cost......................     $ 5,504,406
     Unrealized appreciation..............       3,133,398
                                               ------------
       Total value (Note 1A)..............     $ 8,637,804

   Cash...................................              55
   Receivable for fund shares sold........          30,973
   Receivable from Investment Adviser.....             700
                                               ------------
     Total Assets.........................     $ 8,669,532
                                               ------------


LIABILITIES:

   Line of credit (Note 9)................     $   247,000
   Payable for fund shares reacquired.....          29,391
   Accrued expenses.......................           6,213
                                               ------------
     Total Liabilities....................     $   282,604
                                               ------------

NET ASSETS................................     $ 8,386,928
                                               =============

NET ASSETS CONSIST OF:

Paid-in capital...........................     $ 6,904,276
Accumulated undistributed net realized loss on
   investment and foreign currency transactions
   (computed on the basis of identified cost)   (1,667,178)
Unrealized appreciation of investments and
   translation of assets and liabilities in foreign currencies (computed on the basis of
   identified cost).......................       3,133,398
Undistributed net investment income ......          16,432
                                               ------------
   Net assets applicable to outstanding
      shares..............................     $ 8,386,928
                                               =============

SHARES OF BENEFICIAL INTEREST
   OUTSTANDING............................       1,084,112
                                               =============
NET ASSET VALUE, OFFERING PRICE,
   AND REDEMPTION PRICE PER SHARE
   OF BENEFICIAL INTEREST (NOTE 10).......           $7.74
                                               =============



                             STATEMENT OF OPERATIONS

                      For the Year Ended December 31, 1999
-------------------------------------------------------------------------------


INVESTMENT INCOME:

Income--
   Dividends..............................     $   126,609
   Less foreign taxes.....................          (7,296)
                                               ------------
       Total investment income............     $   119,313
                                               ------------

Expenses--
   Investment Adviser fee (Note 2)........     $    72,227
   Administrator fee (Note 2).............           9,643
   Compensation of Trustees not employed by
     the Investment Adviser or Administrator
     (Note 2).............................           3,643
   Custodian fee (Note 1E)................          38,915
   Transfer & dividend disbursing agent fees        10,964
   Distribution expenses (Note 3).........          23,934
   Audit fees.............................          14,873
   Legal services.........................           8,419
   Amortization of organization expenses
     (Note 1F)............................           2,152
   Registration costs.....................          15,951
   Interest expense.......................           2,410
   Printing...............................           3,540
   Miscellaneous..........................           4,741
                                               ------------
       Total expenses.....................     $   211,412
                                               ------------


Deduct--
   Reduction of Investment Adviser
     fee (Note 2).........................     $       950
   Reduction of distribution expense
     by Principal Underwriter (Note 3)....           4,855
   Allocation of expenses to the
     Investment Adviser (Note 2)..........             700
   Reduction of Custodian fee (Note 1E)...          12,997
                                               ------------
       Total deducted.....................     $    19,502
                                               ------------
       Net expenses.......................     $   191,910
                                               ------------
          Net investment loss.............     $   (72,597)
                                               ------------



REALIZED AND UNREALIZED GAIN (LOSS):

Net realized gain on investment and foreign
   currency transactions
   (identified cost basis).................    $   460,502
Change in unrealized appreciation of investments
   and translation of assets and liabilities in
   foreign currencies.....................       3,699,602
                                               ------------
   Net realized and unrealized gain.......     $ 4,160,104
                                               ------------

   Net increase in net assets from operations  $ 4,087,507
                                               =============


See notes to financial statements

Wright EquiFund - Mexico
-------------------------------------------------------------------------------


                                         STATEMENTS OF CHANGES IN NET ASSETS
                                       ---------------------------------------
                                                 Year Ended December 31
                                               -------------------------
                                              1999                  1998
-------------------------------------------------------------------------------


     INCREASE (DECREASE) IN NET ASSETS:

       From operations -
         Net investment income (loss)......   $  (72,597)         $      6,456
         Net realized gain.................      460,502               714,163
         Change in unrealized appreciation
          (depreciation)...................    3,699,602            (8,039,713)
                                               -----------          -----------

           Increase (decrease) in net
            assets from operations..........  $4,087,507          $ (7,319,094)

       Net decrease from fund share
            transactions (Note 4)...........  (4,437,181)          (12,412,429)
                                             -----------           -----------

           Net decrease in net assets.......  $ (349,674)         $(19,731,523)


     NET ASSETS:

       At beginning of year................. $ 8,736,602           $28,468,125
                                             -----------           -----------

       At end of year......................  $ 8,386,928           $ 8,736,602
                                             ===========           ===========


     UNDISTRIBUTED NET INVESTMENT INCOME
       INCLUDED IN NET ASSETS AT END OF YEAR $    16,432           $    18,637
                                             ===========           ===========




See notes to financial statements

WRIGHT EQUIFUND - NETHERLANDS
-------------------------------------------------------------------------------


                       STATEMENT OF ASSETS AND LIABILITIES

                                December 31, 1999
-------------------------------------------------------------------------------


ASSETS:

   Investments--
     Identified cost......................     $ 6,536,668
     Unrealized appreciation..............       2,361,350
                                               ------------
       Total value (Note 1A)..............     $ 8,898,018

   Cash...................................          16,423
   Receivable for fund shares sold........           5,121
   Tax reclaim receivable.................           4,216
                                               ------------
     Total Assets.........................     $ 8,923,778
                                               ------------


LIABILITIES:

   Payable for fund shares reacquired.....     $    86,029
   Line of credit (Note 9)................         132,000
   Accrued expenses.......................           9,548
                                               ------------
     Total Liabilities....................     $   227,577
                                               ------------

NET ASSETS................................     $ 8,696,201
                                               =============

NET ASSETS CONSIST OF:

Paid-in capital...........................     $ 6,202,741
Accumulated undistributed net realized gain on
   investment and foreign currency transactions
   (computed on the basis of identified cost)      158,557
Unrealized appreciation of investments and
   translation of assets and liabilities in foreign
   currencies (computed on the basis of
   identified cost).......................       2,361,289
Undistributed net investment loss.........         (26,386)
                                               ------------

   Net assets applicable to outstanding shares $ 8,696,201
                                               =============

SHARES OF BENEFICIAL INTEREST
   OUTSTANDING............................         885,590
                                               =============
NET ASSET VALUE, OFFERING PRICE,
   AND REDEMPTION PRICE PER SHARE
   OF BENEFICIAL INTEREST (NOTE 10).......           $9.82
                                               =============



                             STATEMENT OF OPERATIONS

                      For the Year Ended December 31, 1999
-------------------------------------------------------------------------------


INVESTMENT INCOME:

Income--
   Dividends..............................     $   526,016
   Less foreign taxes.....................         (47,314)
                                               ------------
       Total investment income............     $   478,702
                                               ------------

Expenses--
   Investment Adviser fee (Note 2)........     $   106,449
   Administrator fee (Note 2).............          14,193
   Compensation of Trustees not employed by
     the Investment Adviser or Administrator
     (Note 2).............................           3,424
   Custodian fee (Note 1E)................          39,491
   Transfer & dividend disbursing agent fees         5,601
   Distribution expenses (Note 3).........          35,483
   Audit fees.............................          20,473
   Registration costs.....................          15,797
   Interest expense.......................           1,816
   Printing...............................           5,416
   Legal fees.............................             172
   Miscellaneous..........................           1,914
                                               ------------
       Total expenses.....................     $   250,229
                                               ------------


Deduct--
   Reduction of Custodian fee (Note 1E)...     $     9,471
                                               ------------
       Net expenses.......................     $   240,758
                                               ------------
          Net investment income...........     $   237,944
                                               ------------



REALIZED AND UNREALIZED GAIN (LOSS):

Net realized gain on investment and foreign
   currency transactions
   (identified cost basis).................    $ 1,762,560
Change in unrealized appreciation of investments
   and translation of assets and liabilities in
   foreign currencies.....................      (3,449,938)
                                               ------------
   Net realized and unrealized loss.......     $(1,687,378)
                                               ------------

   Net decrease in net assets from operations  $(1,449,434)
                                               =============



See notes to financial statements

Wright EquiFund - Netherlands
-------------------------------------------------------------------------------


                     STATEMENTS OF CHANGES IN NET ASSETS
                -----------------------------------------------
                                                 Year Ended December 31
                                               -------------------------
                                               1999                  1998
-------------------------------------------------------------------------------


     INCREASE (DECREASE) IN NET ASSETS:

       From operations -
         Net investment income (loss)........$   237,944          $    (4,047)
         Net realized gain...................  1,762,560               894,501
         Change in unrealized appreciation
          (depreciation)..................... (3,449,938)            3,668,743
                                              -----------           -----------

           Increase (decrease) in net assets
           from operations...................$(1,449,434)         $  4,559,197

       Distributions to shareholders from
           net realized gains................ (1,259,821)             (676,040)
       Undistributed net investment income
           included in price of shares
           sold and redeemed (Note 1D).......      -                      (724)
       Net increase (decrease) from fund
           share transactions (exclusive of
           amounts allocated to net
           investment income)  (Note 4)...... (8,144,444)            2,692,615
                                              -----------           -----------

           Net increase (decrease)
            in net assets...................$(10,853,699)         $  6,575,048


     NET ASSETS:

       At beginning of year................ $ 19,549,900           $ 12,974,852
                                              -----------           -----------

       At end of year.....................  $  8,696,201           $ 19,549,900
                                             ===========           ============


     UNDISTRIBUTED NET INVESTMENT LOSS AND
     DISTRIBUTIONS IN EXCESS OF NET INVESTMENT
     INCOME INCLUDED IN NET ASSETS AT END
     OF YEAR..............................  $    (26,386)          $    (67,128)
                                             ===========           ===========




See notes to financial statements

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------



HONG KONG/CHINA SERIES                                                 Year Ended December 31
---------------------------------------------------------------------------------------------------------------------------------
                                                            1999         1998         1997(5)      1996          1995
---------------------------------------------------------------------------------------------------------------------------------

   Net asset value - beginning of year                    $  9.210     $ 11.980     $ 16.470     $ 13.030     $  13.020
                                                          --------      --------     --------     --------     --------

   Income (loss) from investment operations:
     Net investment income(1)                             $  0.598     $  0.473     $  0.110     $  0.182     $   0.368
     Net realized and unrealized gain (loss)(3)              4.102       (2.693)      (4.600)       3.458        (0.158)
                                                          --------      --------     --------     --------     --------

       Total income (loss)
        from investment operations                        $  4.700     $ (2.220)    $ (4.490)    $  3.640     $   0.210
                                                          --------      --------     --------     --------     --------

   Less distributions:
     Dividends from investment income                     $  -         $ (0.346)    $  -         $  (0.200)   $  (0.200)

     Distributions from capital gains                        -            -            -            -             -

     Return of capital                                       -           (0.204)       -            -             -
                                                          --------      --------     --------     --------     --------

       Total distributions                                $  -         $ (0.550)    $  -         $  (0.200)   $  (0.200)
                                                          --------      --------     --------     --------     --------

   Net asset value - end of year                          $ 13.910     $  9.210     $ 11.980     $ 16.470     $  13.030
                                                         =========     =========    =========    =========    =========
   Total return(2)                                          51.03%      (18.65%)     (27.20%)      27.96%         1.63%

Ratios/Supplemental Data(1):
     Net assets, end of year (000 omitted)                $  5,558     $   7,883    $   6,958    $  34,366    $  25,399
     Ratio of expenses to average net assets                 2.33%         2.38%        1.96%        1.62%        1.59%
     Ratio of expenses after custodian
       fee reduction to average net assets(4)                1.99%         1.99%        1.72%        1.43%        1.34%
     Ratio of net investment income to average
       net assets                                            1.32%         2.32%        0.66%        1.81%        3.26%
     Portfolio turnover rate                                  125%          254%          56%          65%         100%

--------------------------------------------------------------------------------------------------------------------------------

   (1)During the years ended December 31, 1999 and 1998, the investment adviser and the distributor voluntarily reduced their fees, and the investment adviser was allocated a portion of operating expenses. Had such actions not been undertaken, net investment income per share and the ratios would have been as follows:

                                                            1999         1998

   Net investment income per share                        $  0.240     $  0.332
                                                         =========     =========
   Ratios (as a percentage of average net assets):

     Expenses                                                3.12%        3.07%
                                                         =========     =========
     Expenses after custodian fee reduction(4)               2.78%        2.68%
                                                         =========     =========
     Net investment income                                   0.53%        1.63%
                                                         =========     =========

-------------------------------------------------------------------------------

   (2)Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be invested at the net asset value on the reinvestment date.
   (3)For the year ended December 31, 1995, the per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of sales of Trust shares and the amounts per share realized and unrealized gains and losses at such times.
   (4)Custodian fees were reduced by credits resulting from cash balances the trust maintained with the custodian (Note 1E). The computation of net expenses to average daily net assets reported above is computed without consideration of such credits.
   (5)Certain per share amounts are based on average shares outstanding.


See notes to financial statements

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


JAPAN SERIES                                                           Year Ended December 31
----------------------------------------------------------------------------------------------------------------------------------
                                                            1999         1998         1997(4)      1996          1995
----------------------------------------------------------------------------------------------------------------------------------


   Net asset value - beginning of year                    $  7.210     $  6.840     $  7.980     $  8.780     $   9.660
                                                          --------      --------     --------     --------     --------

   Income from investment operations:
     Net investment loss(1)                               $ (0.175)    $ (0.112)    $ (0.100)    $ (0.095)    $  (0.045)
     Net realized and unrealized gain (loss)                 7.595        0.482       (1.040)      (0.705)       (0.835)
                                                          --------      --------     --------     --------     --------

       Total income (loss)
        from investment operations                        $  7.420     $  0.370     $ (1.140)    $ (0.800)    $  (0.880)
                                                          --------      --------     --------     --------     --------

   Less distributions:
     Distributions from investment income                 $  -         $  -         $  -         $  -         $   -

     Distributions from capital gains                        -            -            -            -             -

     Return of capital                                       -            -            -            -             -

                                                          --------      --------     --------     --------     --------
   Net asset value - end of year                          $ 14.630     $  7.210     $  6.840     $  7.980     $   8.780
                                                         =========     =========    =========    =========    =========

   Total return(2)                                         102.91%        5.41%      (14.16%)      (9.11%)       (9.11%)

   Ratios/Supplemental Data(1)
     Net assets, end of year (000 omitted)                $  6,190     $   4,365    $   3,807    $  17,041    $  21,631
     Ratio of expenses to average net assets                 2.16%         2.24%        2.15%        1.75%        1.81%
     Ratio of expenses after custodian
       fee reduction to average net assets(3)                2.02%         2.00%        1.84%        1.65%        1.49%
     Ratio of net investment loss to average net assets     (1.64%)       (1.46%)      (1.24%)      (1.05%)      (0.67%)
     Portfolio turnover rate                                   78%          205%         112%          56%         112%

-------------------------------------------------------------------------------------------------------------------------------

   (1)During the years ended December 31, 1999 and 1998, the investment adviser and the distributor voluntarily reduced their fees, and the investment adviser was allocated a portion of operating expenses. Had such actions not been undertaken, net investment loss per share and the ratios would have been as follows:

                                                            1999         1998

   Net investment loss per share                          $ (0.297)    $ (0.164)
                                                         =========     =========
   Ratios (as a percentage of average net assets):

     Expenses                                                3.30%        2.92%
                                                         =========     =========
     Expenses after custodian fee reduction(3)               3.16%        2.68%
                                                         =========     =========
     Net investment loss                                    (2.78%)      (2.14%)
                                                         =========     =========

-------------------------------------------------------------------------------

  (2)Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be invested at the net asset value on the reinvestment date.
  (3)Custodian fees were reduced by credits resulting from cash balances the trust maintained with the custodian (Note 1E). The computation of net expenses to average daily net assets reported above is computed without consideration of such credits.
  (4) Certain per share amounts are based on average shares outstanding.


See notes to financial statements

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


MEXICO SERIES                                                          Year Ended December 31
-----------------------------------------------------------------------------------------------------------------------------------
                                                            1999         1998(4)      1997(4)      1996          1995
-----------------------------------------------------------------------------------------------------------------------------------


   Net asset value - beginning of year                    $  4.810     $  7.660     $  5.380     $  4.220     $   6.480
                                                          --------      --------     --------     --------     --------

   Income from investment operations:
     Net investment income (loss)(1)                      $ (0.060)    $  0.003     $ (0.000)(+) $ (0.012)    $  (0.012)
     Net realized and unrealized gain (loss)                 2.990       (2.853)       2.280        1.172        (2.175)
                                                          --------      --------     --------     --------     --------

       Total income (loss)
        from investment operations                        $  2.930     $ (2.850)    $  2.280     $  1.160     $  (2.187)
                                                          --------      --------     --------     --------     --------

   Less distributions:
     Distributions from investment income                 $  -         $  -         $  -         $  -         $   -

     Distributions from capital gains                        -            -            -            -            (0.030)

     Return of capital                                       -            -            -            -            (0.043)(++)
                                                          --------      --------     --------     --------     --------

       Total distributions                                $  -         $  -         $  -         $  -         $  (0.073)

                                                          --------      --------     --------     --------     --------

   Net asset value - end of year                          $  7.740     $  4.810     $  7.660     $  5.380     $   4.220
                                                         =========     =========    =========    =========    =========
   Total return(2)                                          60.91%      (37.21%)      42.38%       27.49%       (33.37%)

   Ratios/Supplemental Data(1)
     Net assets, end of year (000 omitted)                $  8,387     $   8,737    $  28,468    $  22,028    $  32,493
     Ratio of expenses to average net assets                 2.14%         1.90%        1.61%        1.59%        1.72%
     Ratio of expenses after custodian
       fee reduction to average net assets(3)                2.00%         1.80%        1.45%        1.41%        1.39%
     Ratio of netinvestment income (loss) to
       average net assets                                   (0.76%)        0.05%       (0.06%)      (0.14%)      (0.41%)
     Portfolio turnover rate                                   56%           24%         113%          63%         110%

----------------------------------------------------------------------------------------------------------------------------------

   (1)During  certain  periods   presented,   the  investment   adviser  and  the
     distributor voluntarily reduced their fees and the investment adviser was allocated a portion of operating expenses. Had such actions not been undertaken, net investment loss per share and the ratios would have been as follows:

                                                            1999

   Net investment loss per share...........               $ (0.065)
                                                         =========
   Ratios (as a percentage of average net assets):

     Expenses..............................                  2.20%
                                                         =========
     Expenses after custodian fee reduction(3)               2.06%
                                                         =========
     Net investment loss...................                 (0.82%)
                                                         =========
-------------------------------------------------------------------------------

   (2)Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be invested at the net asset value on the reinvestment date.
  (3)Custodian fees were reduced by credits resulting from cash balances the trust maintained with the custodian (Note 1E). The computation of net expenses to average daily net assets reported above is computed without consideration of such credits.
   (4)Certain per share amounts are based on average shares outstanding.

   (+)  Amount  represents  less  than  $0.001  per  share.
   (++) Amount  represents distribution in excess of capital gains.


See notes to financial statements

FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------



NETHERLANDS SERIES                                                     Year Ended December 31
---------------------------------------------------------------------------------------------------------------------------------
                                                            1999         1998(2)      1997(2)      1996          1995
---------------------------------------------------------------------------------------------------------------------------------


   Net asset value - beginning of period                  $ 11.700     $  9.810     $  8.970     $  8.590     $   8.100
                                                          --------      --------     --------     --------     --------

   Income from investment operations:
     Net investment income (loss)(1)                      $  0.233     $ (0.003)    $ (0.006)    $  0.047     $  (0.004)
     Net realized and unrealized gain (loss)                (0.826)       2.370        1.396        2.943         1.490
                                                          --------      --------     --------     --------     --------

       Total income (loss)
        from investment operations                        $ (0.593)    $  2.367     $  1.390     $  2.990     $   1.486
                                                          --------      --------     --------     --------     --------

   Less distributions:
     Dividends from investment income                     $  -         $  -         $  -         $  -         $    -

     Distributions from capital gains                       (1.287)      (0.477)      (0.550)      (2.610)       (0.996)
     Return of capital                                       -            -            -            -             -
                                                          --------      --------     --------     --------     --------

     Total distributions                                  $ (1.287)    $ (0.477)    $ (0.550)    $ (2.610)    $  (0.996)
                                                          --------      --------     --------     --------     --------

   Net asset value - end of period                        $  9.820     $ 11.700     $  9.810     $  8.970     $   8.590
                                                         =========     =========    =========    =========    =========
   Total return(3)                                          (4.39%)      24.46%       15.44%       36.56%        18.84%

   Ratios/Supplemental Data(1):
     Net assets, end of period (000 omitted)             $   8,696     $ 19,550     $ 12,975     $  7,566     $   7,218
     Ratio of expenses to average net assets                 1.77%        1.88%        1.86%        2.22%         2.26%
     Ratio of expenses after custodian
       fee reduction to average net assets(4)                1.71%        1.72%        1.72%        1.99%         2.00%
     Ratio of net investment income (loss) to
       average net assets                                    1.69%       (0.02%)      (0.05%)       0.83%        (0.13%)
     Portfolio turnover rate                                   48%          88%          29%         124%           87%

--------------------------------------------------------------------------------------------------------------------------------

   (1)During certain periods presented, either the investment adviser, the administrator and/or the distributor voluntarily reduced their fees, and the investment adviser was allocated a portion of operating expenses. Had such actions not been undertaken, net investment income (loss) per share and the ratios would have been as follows:

                                                                                                   1996          1995
------------------------------------------------------------------------------------------------------------------------------

   Net investment income (loss) per share                                                        $  0.038     $  (0.018)
                                                                                                 =========    =========
   Ratios (as a percentage of average net assets):

     Expenses                                                                                       2.38%         2.45%
                                                                                                 =========    =========
     Expenses after custodian fee reduction(4)                                                      2.15%         2.19%
                                                                                                 =========    =========
     Net investment income (loss)                                                                   0.67%        (0.58%)
                                                                                                 =========    =========

----------------------------------------------------------------------------------------------------------------------------------

   (2)Certain per share amounts are based on average shares outstanding.
   (3)Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be invested at the net asset value on the reinvestment date.
   (4)Custodian fees were reduced by credits resulting from cash balances the trust maintained with the custodian (Note 1E). The computation of net expenses to average daily net assets reported above is computed without consideration of such credits.


See notes to financial statements

Notes to Financial Statements
-------------------------------------------------------------------------------



(1)  SIGNIFICANT ACCOUNTING POLICIES

     The Wright EquiFund Equity Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Trust presently consists of four active diversified series (Funds), Wright EquiFund-Hong Kong/China (Hong Kong/China series); Wright EquiFund - Japan (Japan series); Wright EquiFund - Mexico (Mexico series); and Wright EquiFund - Netherlands (Netherlands series). The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. Investment Valuations - Securities, including foreign securities, listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices, if those prices are deemed to be representative of market values at the close of business. Securities traded on more than one U.S. or foreign securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities, if those prices are deemed to be representative of market values at the close of business. Securities traded over-the-counter, unlisted securities and listed securities for which closing sale prices are not available are valued at the mean between latest bid and asked prices or, if such bid and asked prices are not available, at prices supplied by a pricing agent, unless such prices are deemed not to be representative of market values at the close of business. Securities for which market quotations are unavailable or deemed not to be representative of market values at the close of business and other assets are appraised at their fair value as determined in good faith according to guidelines established by the Trustees of the Trust. Short-term obligations with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

B. Foreign Currency Translation - Investment security valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are translated into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

C. Taxes - The Trust's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income tax is necessary. At December 31, 1999, the Trust, for federal income tax purposes, had a capital loss carryover of $1,982,849 for the Hong Kong/China series, $2,993,286 for the Japan series, $1,285,657 for the Mexico series, and $20,220 for the Netherlands series, which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distribution to shareholders which would otherwise be necessary to relieve the respective fund of any liability for federal income or excise tax. Pursuant to the Code, such capital loss carryovers will expire as follows:

    Dec.     Hong Kong/China    Japan        Mexico              Netherlands
-------------------------------------------------------------------------------

    2003       $ -          $ 693,828     $1,285,657               $ -
    2005         -          1,302,416            -                   -
    2006    1,982,849         997,042            -               20,220

-------------------------------------------------------------------------------

     At December 31, 1999, net capital losses of $17,869 for the Hong Kong/China series attributable to security transactions incurred after October 31, 1999 are treated as arising on the first day of the fund's next taxable year.

     Withholding taxes on foreign dividends have been provided for in accordance with the Trust's understanding of the applicable country's tax rules and rates.

D. Equalization - The Trust followed the accounting practice known as equalization by which a portion of the proceeds from sales and costs of redemptions of fund shares, on a per-share basis, equivalent to the amount of undistributed net investment income on the date of the transaction was credited or charged to undistributed net investment income. As a result, undistributed net investment income per share was unaffected by sales or redemptions of fund shares. As of January 1, 1999, the Trust ceased recording equalization.

E. Expense Reduction - The funds have entered into an arrangement with its custodian agent whereby interest earned on uninvested cash balances is used to offset custodian fees. All significant reductions are reported as a reduction of expenses in the Statements of Operations.

F. Deferred Organization Expenses - Costs incurred by the Trust in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years from commencement of operations of each series.

G. Other - Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the fund is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

H. Distributions - Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in only temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or accumulated net realized gains. Distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting for certain items may result in reclassification of these items.

     During the year ended December 31, 1999, the following amounts were reclassified due to differences between book and tax accounting created primarily by equalization accounting.

                                                Accumulated Undistributed Net     Undistributed
                                             Realized Gain (Loss) on Investment  Net Investment
                             Paid-In Capital  and Foreign Currency Transactions   Income (Loss)
--------------------------------------------------------------------------------------------------------------------------

     Hong Kong/China          $ (9,658)               $ (115,306)                $ 124,964
     Japan                     (35,888)                    9,902                    25,986
     Mexico                   (103,964)                   33,572                    70,392
     Netherlands               523,952                  (326,750)                 (197,202)

The changes had no effect on the net asset value per share.

I. Forward Foreign Currency Exchange Contracts - The Trust may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Trust will enter into forward contracts for hedging purposes in connection with purchases and sales of securities denominated in foreign currencies. The forward foreign currency exchange contracts are adjusted by the daily forward exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

J. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

(2)  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The Trust has engaged Wright Investors' Service, Inc. (Wright) to act as investment adviser to the funds pursuant to the respective Investment Advisory contracts. Wright furnishes each fund with investment management, investment advisory, and other services. For its services, Wright is compensated based upon a percentage of each series' average daily net assets which rate is adjusted as average daily net assets exceed certain levels. For the year ended December 31, 1999, the effective annual rate was 0.75% for all series. To enhance the net income of the Hong Kong/China, Japan and Mexico series, Wright made a reduction of its management fee by $22,774, $31,243, and $950, respectively. In addition, $4,530, $5,665, and $700 of expenses of the Hong Kong/China, Japan and Mexico series, respectively, was allocated to the investment adviser. The Trust also has engaged Eaton Vance Management (Eaton Vance) to act as administrator of the Trust. Under the Administration Agreement, Eaton Vance is responsible for managing the business affairs of the Trust and is compensated based upon a percentage of each series' average daily net assets, which rate is reduced as average daily net assets exceed certain levels. For the year ended December 31, 1999, the effective annual rate was 0.10% for the Hong Kong/China, Japan, Mexico, and Netherlands series.

     Certain of the Trustees and officers of the Trust are directors/trustees and/or officers of the above organizations. Except as to Trustees of the Trust who are not employees of Eaton Vance or Wright, Trustees and officers receive remuneration for their services to the Trust out of the fees paid to Eaton Vance and Wright.

(3)  DISTRIBUTION EXPENSES

     The Trustees have adopted a Distribution Plan (the Plan) pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Plan provides that each of the funds will pay Wright Investors' Service Distributors, Inc. (Principal Underwriter), a wholly-owned subsidiary of Winthrop, an annual rate of 0.25% of each series' average daily net assets for activities primarily intended to result in the sale of each series' shares. For the year ended December 31, 1999, the Principal Underwriter made a reduction of its fees to the Hong Kong/China, Japan and Mexico series by $12,591, $10,414 and $4,855, respectively.

(4)  SHARES OF BENEFICIAL INTEREST

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Trust shares for the periods ended were as follows:

                                  Year Ended December 31, 1999           Year Ended December 31, 1998
                                  -------------------------------------------------------------------
                                   Shares            Amount               Shares             Amount
----------------------------------------------------------------------------------------------------

HONG KONG/CHINA SERIES
     Sales                       3,586,975   $     34,295,296          5,168,279       $ 46,435,268
     Issued to shareholders in payment
       of distributions declared      -                   -               44,759            439,310
     Redemptions               (4,042,866)        (39,058,506)        (4,938,190)       (45,553,710)
                                 ---------        ------------           ---------       ------------

       Net Increase (Decrease)   (455,891)       $ (4,763,210)           274,848       $  1,320,868
                               ===========       ==============        ===========      ==============

JAPAN SERIES
     Sales                        544,316        $  4,816,150          2,508,187       $  16,839,289
     Redemptions                 (726,381)         (6,130,627)        (2,459,335)        (16,332,312)
                                 ---------        ------------           ---------       ------------

       Net Increase (Decrease)   (182,065)       $ (1,314,477)            48,852       $     506,977
                               ===========       ==============        ===========      ==============

MEXICO SERIES
     Sales                      2,281,564        $ 14,121,252          1,939,804       $  11,007,676
     Redemptions               (3,012,302)        (18,558,433)        (3,839,379)        (23,420,105)
                                 ---------        ------------           ---------       ------------

       Net Decrease              (730,738)       $ (4,437,181)        (1,899,575)      $ (12,412,429)
                               ===========       ==============        ===========      ==============

NETHERLANDS SERIES
     Sales                        958,551        $ 10,545,172          1,942,481       $  21,885,393
     Issued to shareholders in payment
       of distributions declared  127,924           1,211,833             58,757             644,424
     Issued in exchange for shares of
       Belgium/Luxembourg series    -                   -                234,280           2,581,773
     Redemptions               (1,871,162)        (19,901,449)        (1,887,595)        (22,418,975)
                                 ---------        ------------           ---------       ------------

         Net Increase (Decrease) (784,687)       $ (8,144,444)           347,923       $   2,692,615
                               ===========       ==============        ===========      ==============

(5)  INVESTMENT TRANSACTIONS

     Purchases and sales of investments, other than U.S. Government securities and short-term obligations, for the year ended December 31, 1999, were as follows:

                       Purchases      Sales                                   Purchases      Sales
------------------------------------------------------------------------------------------------------------------

Hong Kong/China      $5,794,422  $10,781,159           Mexico               $5,145,182   $9,145,027
Japan                 3,157,234    4,755,832           Netherlands           6,542,828   15,097,644

-------------------------------------------------------------------------------------------------------------------



(6)  FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES

     The cost and gross and net unrealized appreciation/depreciation of the investment securities owned at December 31, 1999, as computed on a federal income tax basis, are as follows:

                                                        Gross               Gross                Net
                                  Aggregate          Unrealized          Unrealized          Unrealized
SERIES                              Cost            Appreciation   -    Depreciation   =    Appreciation
--------------------------------------------------------------------------------------------------------------------

Hong Kong/China                $   3,530,760       $   1,794,185   -   $       1,548   =    $   1,792,637
                               =============                                                 ============
Japan                          $   3,094,064       $   2,842,789   -   $      63,653   =    $   2,779,136
                               =============                                                 ============
Mexico                         $   5,885,926       $   2,969,272   -   $     217,394   =    $   2,751,878
                               =============                                                 ============
Netherlands                    $   6,615,472       $   2,755,787   -   $     473,241   =    $   2,282,546
                               =============                                                 ============



(7)  FINANCIAL INSTRUMENTS

     The funds regularly trade financial instruments with off-balance sheet risk in the normal course of their investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts. The notional or contractual amounts of these instruments represent the investment the funds have in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

     As of December 31, 1999, the Hong Kong/China series had the following forward foreign currency exchange contracts open:

                                                                                                  Net
Settlement                                  Contracts     In Exchange For      Contracts      Unrealized
Date              Currency                 to Deliver   (in U. S. Dollars)     at Value      Depreciation
-------------------------------------------------------------------------------------------------------------

PURCHASES
 1/03/99          Hong Kong Dollar           $939,379          $120,900         $120,836             $64
                                         ============      ============     ============     ============


(8)  RISKS ASSOCIATED WITH FOREIGN INVESTMENTS

     Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Trust, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

     Settlement of securities transactions in foreign countries may be delayed and is generally less frequent than in the United States, which could affect the liquidity of the Trust's assets. The Trust may be unable to sell securities where the registration process is incomplete and may experience delays in receipt of dividends.


(9)  LINE OF CREDIT

     The funds participate with other funds managed by Wright in a committed $20 million unsecured line of credit agreement with a bank. The funds may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each fund based on its borrowings at an amount above the federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the average daily unused portion of the $20 million line of credit is allocated among the participating funds at the end of each quarter. The funds did not have significant borrowings or allocated fees during the year ended December 31, 1999.
     At December 31, 1999, the Mexico and Netherlands series had $247,000 and $132,000 outstanding on the line of credit.


(10) REDEMPTION FEE

     Effective October 12, 1998, shares that are redeemed within six months of purchase will be subject to a 1% redemption fee. This redemption fee will be paid by each redeeming shareholder to, and retained by, the respective fund. No fee is imposed on shares of the funds purchased by an investor making an investment through an investment advisor, financial planner, broker, or other intermediary that charges a fee for its services. For the year ended December 31, 1999, the following fee amounts were paid by shareholders to the funds:

     Fund                    Fee           Fund                   Fee

     Hong Kong/China      $128,492        Mexico                $77,869
     Japan                  14,034        Netherlands            34,801

INDEPENDENT AUDITORS' REPORT
-------------------------------------------------------------------------------





To the Trustees and Shareholders of
The Wright EquiFund Equity Trust:

       We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of The Wright EquiFund Equity Trust (the Trust) (comprising, respectively, of Hong Kong/China, Japan, Mexico, and Netherlands Series) as of December 31, 1999 and the related statements of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 1999 and 1998 and the financial highlights for each of the years in the five-year period ended December 31, 1999. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

       We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at December 31, 1999, by correspondence with the custodian and brokers. Where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

       In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the respective Series constituting The Wright EquiFund Equity Trust as of December 31, 1999, the results of their operations, the changes in their net assets, and their financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 4, 2000

ANNUAL REPORT

OFFICERS AND TRUSTEES OF THE FUNDS

Peter M. Donovan, President and Trustee
H. Day Brigham, Jr., Vice President , Secretary and Trustee
A. M. Moody III, Vice President and Trustee
Judith R. Corchard, Vice President and Trustee
Dorcas R. Hardy, Trustee
Leland Miles, Trustee
Lloyd F. Pierce, Trustee
Richard E. Taber, Trustee
Raymond Van Houtte, Trustee
James L. O'Connor, Treasurer
William J. Austin, Jr., Assistant Treasurer

ADMINISTRATOR

Eaton Vance Management
255 State Street
Boston, Massachusetts 02109

INVESTMENT ADVISER

Wright Investors' Service
1000 Lafayette Boulevard
Bridgeport, Connecticut 06604

PRINCIPAL UNDERWRITER

Wright Investors' Service Distributors, Inc.
1000 Lafayette Boulevard
Bridgeport, Connecticut 06604
(800) 888-9471
e-mail: funds@wrightinvestors.com

CUSTODIAN

Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

TRANSFER AND DIVIDEND DISBURSING AGENT

PFPC Global Fund Services
Wright Managed Investment Funds
P.O. Box 5156
Westborough, Massachusetts 01581-9698

INDEPENDENT AUDITORS

Deloitte & Touche LLP
200 Berkeley Street
Boston, Massachusetts 02116-5022


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a mutual fund unless accompanied or preceded by a Fund's current prospectus.